Condensed Financial Information (Parent Company Only)	12 Months Ended
Mar. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 22:   Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations, and cash flows of the Company:

Condensed Balance Sheets

	March 31,
	2012	2011
	(In Thousands)
Assets
Cash and due from banks	$57	$143
Investment in common stock of subsidiaries	18,792	14,391
Other assets	738	643

Total assets	$19,587	$15,177

Liabilities
Short-term borrowings	$—	$1,800
Other liabilities	664	612

Total liabilities	664	2,412

Stockholders' Equity	18,923	12,765

Total liabilities and stockholders' equity	$19,587	$15,177

Condensed Results of Operations

	Year Ended March 31,
	2012	2011
	(In Thousands)
Income
Dividends from subsidiary	$2,000	$650
Other income	7	2

Total income	2,007	652

Expenses
Provision (benefit) for loan and lease losses	(7)	—
Other expenses	266	352

Total expenses	259	352

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	1,748	300

Income Tax Benefit	(101)	(139)

Income Before Equity in Undistributed Income of Subsidiary	1,849	439

Equity in Undistributed Income of Subsidiary	97	956

Net Income	$1,946	$1,395

Preferred Stock Dividends	30	—

Net income available to common stockholders	$1,916	$1,395

Condensed Statements of Cash Flows

	Year Ended March 31,
	2012	2011
	(In Thousands)
Operating Activities
Net income	$1,946	$1,395
Items not requiring (providing) cash
Deferred income taxes	(8)	(34)
Prepaid income taxes	(86)	23
Equity in undistributed earnings of subsidiary	(97)	(956)
Compensation related to incentive plans	—	24
Changes in
Other assets	(1)	—
Other liabilities	52	67

Net cash provided by operating activities	1,806	519

Investing Activity
Investment in subsidiary	(4,410)	—

Net cash used in investing activity	(4,410)	—

Financing Activities
Dividends paid on common shares	(384)	(365)
Dividends paid on preferred shares	(30)	—
Purchase of incentive plan shares	(26)	(26)
Purchase of treasury shares	(14)	(193)
Proceeds from sale of preferred stock	4,772	—
Proceeds from other borrowings	400	600
Repayment of other borrowings	(2,200)	(500)

Net cash provided by (used in) financing activities	2,518	(484)

Increase (Decrease) in Cash and Cash Equivalents	(86)	35

Cash and Cash Equivalents at Beginning of Year	143	108

Cash and Cash Equivalents at End of Year	$57	$143